LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders:	$ (3,551)	¥ (24,418)	¥ (369,161)	¥ (913,477)
Denominator:
Number of shares outstanding, opening	425,150,082	425,150,082	421,522,374	400,165,607
Weighted average number of shares issued	1,659,485	1,659,485	4,067,372	20,702,130
Weighted average number of shares repurchased				(12,678,015)
Weighted-average number of shares outstanding - Basic and diluted	426,809,567	426,809,567	425,589,746	408,189,722
Loss per share
Basic and Diluted (in CNY or dollars per share) | (per share)	$ (0.01)	¥ (0.06)	¥ (0.87)	¥ (2.24)
Options exercised (in shares)	1,096,896	1,096,896		1,325,241
Restricted shares vested (in shares)	2,040,736	2,040,736	3,627,709	33,762,181
Ordinary shares
Loss per share
Share re issued to depository bank (in shares)	0	0	0	23,000,000